Other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Miscellaneous liabilities [abstract]
Transactions in transit	€ 457	€ 545	€ 498
Accrued expenses and deferred income	8,445	7,084	6,309
Other	5,707	5,069	5,529
Other liabilities	€ 14,609	€ 12,698	€ 12,336